Major Customer And Geographic Information - Segment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 7,938,627	$ 6,827,871	$ 5,974,744
Total revenues (external customers and intersegment) for reportable segments	8,536,471	7,419,213	6,544,959
Operating income	671,424	489,053	369,108
Nonoperating Income (Expense)	(138,618)	(151,125)	(137,827)
Other income (expenses), net	29,109	3,818	(4,787)
Income before income taxes	561,915	341,746	226,494
Research and development, net	(517,142)	(466,402)	(424,420)
Total depreciation and amortization	171,434	158,391	164,799
Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,820,911	1,780,483	1,613,137
Total revenues (external customers and intersegment) for reportable segments	2,066,962	2,036,288	1,873,281
C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	866,205	750,573	668,414
Total revenues (external customers and intersegment) for reportable segments	930,873	799,800	721,116
ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,323,489	1,118,628	996,927
Total revenues (external customers and intersegment) for reportable segments	1,525,797	1,318,027	1,179,427
Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,250,354	1,605,046	1,241,023
Total revenues (external customers and intersegment) for reportable segments	2,318,744	1,679,385	1,306,197
ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,677,668	1,573,141	1,455,243
Total revenues (external customers and intersegment) for reportable segments	1,694,095	1,585,713	1,464,938
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	723,403	514,040	386,913
Operating Segments | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,066,962	2,036,288	1,873,281
Operating income	151,927	149,060	125,455
Research and development, net	(107,600)	(104,946)	(107,883)
Other expenses (*)	(1,807,435)	(1,782,282)	(1,639,943)
Total depreciation and amortization	38,211	34,958	36,284
Operating Segments | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	930,873	799,800	721,116
Operating income	55,911	61,987	50,653
Research and development, net	(71,073)	(70,286)	(72,663)
Other expenses (*)	(803,889)	(667,527)	(597,800)
Total depreciation and amortization	8,931	9,440	12,551
Operating Segments | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,525,797	1,318,027	1,179,427
Operating income	129,121	96,110	134,882
Research and development, net	(103,405)	(100,205)	(87,112)
Other expenses (*)	(1,293,271)	(1,121,712)	(957,433)
Total depreciation and amortization	38,314	32,978	29,001
Operating Segments | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,318,744	1,679,385	1,306,197
Operating income	263,687	150,684	80,610
Research and development, net	(165,100)	(133,552)	(85,604)
Other expenses (*)	(1,889,957)	(1,395,149)	(1,139,983)
Total depreciation and amortization	39,437	34,813	34,747
Operating Segments | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,694,095	1,585,713	1,464,938
Operating income	122,757	56,199	(4,687)
Research and development, net	(64,595)	(54,685)	(68,779)
Other expenses (*)	(1,506,743)	(1,474,829)	(1,400,846)
Total depreciation and amortization	44,351	44,307	50,526
Intersegment revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	597,844	591,342	570,215
Intersegment revenue | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	246,051	255,805	260,144
Intersegment revenue | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	64,668	49,227	52,702
Intersegment revenue | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	202,308	199,399	182,500
Intersegment revenue | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	68,390	74,339	65,174
Intersegment revenue | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	16,427	12,572	9,695
Unallocated corporate expenses and inter-company unrealized profit
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	(51,979)	(24,987)	(17,805)
Total depreciation and amortization	$ 2,190	$ 1,895	$ 1,690